Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Applicable tax rate	25.00%	25.00%	25.00%